Related Party Disclosures - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Aug. 13, 2019
Disclosure of transactions between related parties [line items]
Percentage of fixed remuneration	40.00%
Percentage of performance related remuneration	60.00%
Percentage of event target achieved	100.00%
Remuneration	€ 60,000
Attendance fee	500,000
Dr. Peschko [member]
Disclosure of transactions between related parties [line items]
Related party expense	93,000
Trade and other payables	0
Pinsent Masons LLP [member]
Disclosure of transactions between related parties [line items]
Related party expense	5,000
Trade and other payables	0
Mr. Altan [member]
Disclosure of transactions between related parties [line items]
Number Of Shares Issued		56,700
Price per share		€ 25
Apeiron Investment Group Ltd [member]
Disclosure of transactions between related parties [line items]
Related party expense	480,000
Amounts payable, related party transactions	30,000
Audit Committee [member]
Disclosure of transactions between related parties [line items]
Remuneration	€ 20,000